Annual Total Returns - FidelityShort-TermBondFund-AMCIZPRO - FidelityShort-TermBondFund-AMCIZPRO - Fidelity Short-Term Bond Fund	Oct. 30, 2023
Fidelity Advisor Short-Term Bond Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Jul. 12, 2016
Annual Return 2017	0.95%
Annual Return 2018	0.99%
Annual Return 2019	3.99%
Annual Return 2020	3.62%
Annual Return 2021	(0.93%)
Annual Return 2022	(3.80%)
Fidelity Advisor Short-Term Bond Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Jul. 12, 2016
Fidelity Advisor Short-Term Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018